Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2019
Other Payables and Accruals
Schedule of other payables and accruals

	As of
	December 31,
	2018	2019
Unearned revenue	26,684	27,916
Accrued off-hire	3,108	1,688
Accrued purchases	10,411	3,335
Accrued interest	14,402	12,393
Other accruals	6,066	6,238
Total	60,671	51,570